Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Profit Interest Purchase Agreement Initiation Date				Nov. 10, 2010
Acquire Right Percentage Of Profit Interest				100.00%
Cash Consideration Paid	$ (9,000,000)	$ 9,000,000		$ (9,000,000)	$ 9,000,000
Ordinary Shares Issued	(3,057,600)			(3,057,600)
Business Acquisition Working Capital	27,000,000			27,000,000
Business Acquisition Installment Payment			9,000,000
Business Acquisition Minimum Gross Profit Requirement			6,150,000
Business Acquisition Installment Payment Description			(9,000,000)
Gross Profit			1,000,000
Incentive Shares Issued			500,000
Additional Incentive Shares Issued			20,000
Additional Gross Profit Target			2,000,000
Business Acquisition Estimated Purchase Price	75,973,890			75,973,890			75,973,890
Business Acquisition Common Stock Shares Issued	1,500,000			1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share	$ 10.74			$ 10.74
Business Acquisition Common Stock Value	16,110,000			16,110,000
Payable - King's Gaming Acquisition, current portion	11,116,885			11,116,885		12,057,600	50,857,564
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration	7,705,352	5,142,653		5,894,431	2,770,683
Maximum [Member]
Cash Consideration Paid	36,000,000			36,000,000
Minimum [Member]
Cash Consideration Paid	$ 9,000,000			$ 9,000,000